Annual Fund Operating Expenses	Sep. 09, 2026
Lone Peak SMID Value ETF | Lone Peak SMID Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%
Lone Peak International Value ETF | Lone Peak International Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%

[1]	The Fund’s adviser, Lone Peak Global Investors, LLC (the “Adviser”), in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.
[2]	The Fund’s adviser, Lone Peak Global Investors, LLC (the “Adviser”), in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.